Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses	12 Months Ended
Dec. 31, 2020
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Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses
NOTE 28: CHANGE IN FAIR VALUE OF CONTINGENT CONSIDERATION, OTHER INCOME AND OTHER EXPENSES
Change in fair value of contingent consideration

(€’000)	For the year ended December 31,
	2020	2019	2018
Change in fair value of contingent consideration	9 228	433	(5 604)

Total Change in fair value of contingent consideration	9 228	433	(5 604)

The change in fair value of the contingent consideration and other financial liabilities (€9.2 million) relating to the contingent consideration and other financial liabilities as of December 31, 2020, mainly driven by updated assumptions associated with the timing of the potential commercialization of our autologous AML/MDS CAR T program. The decrease of the liability is also driven by the devaluation of the USD foreign exchange rate as of December 31, 2020. See note 23 for more information.
Other income

(€’000)	For the year ended December 31,
	2020	2019	2018
Grant income (RCA’s)	2 311	1 508	768
Grant income (Other)	779	1 788	—
Remeasurement of RCA’s	933	—	—
Fair value adjustment on securities (MESOBLAST)	—	182	—
R&D tax credit	657	1 560	310
Gain on sales of Property, plant & equipment	35	—	—
Other	17	102	—

Total Other Income	4 731	5 139	1 078

Other income is mainly related to:

•
Grant income (RCA’s): additional grant income has been recognized in 2020 on grants in the form of recoverable cash advances (RCAs) for contracts, numbered 7685, 8087, 8088, 8212, 8436 and 1910028. According to IFRS standards, the Company has recognized grant income for the period amounting to €2.3 million and a liability component of €1.3 million is accounted for as a financial liability;

•
Grant income (Others): additional grant income has been recognized in 2020 on grants received from the Federal Belgian Institute for Health Insurance Inami (€0.2 million) and from the regional government (contract numbered 8066 for €0.6 million), not referring to RCAs and not subject to reimbursement;

•
the remeasurement income on the recoverable cash advances (RCAs) of €0.9 million for the year 2020, which is mainly related to the Group decision to updated assumptions associated with the timing of the potential commercialization of our autologous AML/MDS CAR T program; and

•
with respect to R&D tax credit, the current year income is predicated on a R&D tax credit recorded (€0.7 million), which has been updated taking into account all information available at this date. The decrease compared to 2020 is mainly related to a catch-up effect for €0.7 million which occurred in 2019 and global decrease on eligible R&D expenses in 2020.

In 2019, other income related to regional government grants received in 2019. For the regional government grants received in form of recoverable cash advances (RCAs), on contracts numbered 7685, 8087, 8088 and 1910028 (amounting to a total of €1.5 million). Additional grants income has been recognized in 2019 on grants received from Federal Belgian Institute for Health Insurance Inami (€0.2 million) and from regional government (contract numbered 8066 for €1.6 million), not referring to RCAs and not subject to reimbursement. The increase of grants income compared to 2018 is mainly related to new convention signed in 2019 (contracts numbered 8087, 8088 and 1910028 in the form of RCA and contract numbered 8066 not referring to RCAs and not subject to reimbursement).
In 2018, other income are mainly related to government grants received in the form of RCAs, on contract numbered 7685 and the tax credit recognized for the year 2018.
Other expenses

(€’000)	For the year ended December 31,
	2020	2019	2018
Clinical Development milestone payment	69	36	1 372
Remeasurement of RCA’s	—	120	998
Loss on disposals of Property, plant & equipment	10	—	182
Other	35	35	243

Total Other Expenses	114	191	2 795

In 2020, other expenses mainly refer to clinical development milestones for (€0.1 million) paid to Dartmouth after that the Group successfully doses first patient with CYAD-02 in CYCLE-1 trial for r/r AML and MDS treatment.
In 2019, other expenses mainly refer to remeasurement expenses of recoverable cash advances (RCAs) for €0.1 million.
In 2018, a clinical development milestone had been paid for an amount of €1.4 million. The other driver of other expenses in 2018 was the remeasurement of the liability at amortized cost for €1.0 million, based on the Group’s updated business plan and sales forecast for the Group’s CAR-T product candidates.